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                            AMERICAN GROWTH SERIES

                     Individual Variable Annuity Contracts
                                   Issued by
                  New England Variable Life Insurance Company

                        Supplement dated March 12, 1996
                        to Prospectus dated May 1, 1995
                       as supplemented November 13, 1995

  FOR CONTRACTS ISSUED IN NEW YORK, THE FOLLOWING PARAGRAPH IS INSERTED IMMEDIATELY AFTER THE SECOND PARAGRAPH ON PAGE A-21:

  The foregoing limitations on transfers that the Company determines to be based on market-timing do not apply to Contracts issued in New York. Under such Contracts, however, transfers can be made under Power of Attorney only with Company consent.

  FOR CONTRACTS ISSUED IN NEW YORK, THE INFORMATION UNDER THE HEADING "REQUESTS AND ELECTIONS" ON PAGE A-23 IS MODIFIED AS FOLLOWS:

  For Contracts issued in New York, requests for sub-account transfers now may be made by telephoning The New England. To request a transfer by telephone, please contact your registered representative or contact The New England at 1-800-777-5897 between the hours of 9:00 a.m. and 4:00 p.m., Eastern time.



AGS-2-NY-96